Quarterly Holdings Report
for
Fidelity® Small Cap Discovery Fund
January 31, 2024
SMR-NPRT3-0324
1.813037.119
Common Stocks - 95.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Ziff Davis, Inc. (a)	48,216	3,249,758
CONSUMER DISCRETIONARY - 16.3%
Automobile Components - 4.9%
Adient PLC (a)	851,600	29,559,036
Lear Corp.	111,600	14,831,640
Patrick Industries, Inc.	834,400	83,765,416
		128,156,092
Diversified Consumer Services - 1.4%
Laureate Education, Inc. Class A	2,862,541	36,125,267
Household Durables - 3.2%
Helen of Troy Ltd. (a)(b)	247,200	28,304,400
LGI Homes, Inc. (a)(b)	450,270	53,136,363
SharkNinja Hong Kong Co. Ltd.	27,200	1,270,784
		82,711,547
Leisure Products - 1.3%
Brunswick Corp.	408,100	32,925,508
Specialty Retail - 4.0%
Academy Sports & Outdoors, Inc.	318,900	20,004,597
America's Car Mart, Inc. (a)(b)	266,362	16,218,782
American Eagle Outfitters, Inc.	463,497	9,186,511
Murphy U.S.A., Inc.	118,600	41,808,872
Upbound Group, Inc.	474,273	15,745,864
		102,964,626
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (a)	352,400	35,761,552
Wolverine World Wide, Inc.	320,936	2,683,025
		38,444,577
TOTAL CONSUMER DISCRETIONARY		421,327,617
CONSUMER STAPLES - 4.4%
Beverages - 1.2%
Coca-Cola Bottling Co. Consolidated	36,913	31,796,489
Consumer Staples Distribution & Retail - 3.2%
Performance Food Group Co. (a)	1,070,000	77,767,600
Sprouts Farmers Market LLC (a)	102,951	5,185,642
		82,953,242
TOTAL CONSUMER STAPLES		114,749,731
ENERGY - 6.8%
Energy Equipment & Services - 3.2%
Cactus, Inc.	391,500	16,615,260
Mattr Corp. Class A (a)(c)	5,567,490	67,375,553
		83,990,813
Oil, Gas & Consumable Fuels - 3.6%
Parkland Corp.	1,241,800	42,377,020
Sitio Royalties Corp. (b)	2,371,000	50,573,430
		92,950,450
TOTAL ENERGY		176,941,263
FINANCIALS - 13.7%
Banks - 1.7%
Cadence Bank	1,173,796	31,246,450
First Hawaiian, Inc.	594,566	12,896,137
		44,142,587
Capital Markets - 0.7%
Virtus Investment Partners, Inc.	81,500	19,242,965
Consumer Finance - 2.4%
FirstCash Holdings, Inc.	541,836	62,186,518
Financial Services - 1.4%
EVERTEC, Inc.	512,700	20,590,032
WEX, Inc. (a)	76,500	15,635,835
		36,225,867
Insurance - 7.5%
Assurant, Inc.	128,740	21,621,883
Enstar Group Ltd. (a)	176,587	47,129,304
First American Financial Corp.	1,268,500	76,553,975
Primerica, Inc.	205,247	48,060,638
		193,365,800
TOTAL FINANCIALS		355,163,737
HEALTH CARE - 3.8%
Biotechnology - 0.6%
Blueprint Medicines Corp. (a)	29,100	2,314,323
Keros Therapeutics, Inc. (a)	100,000	5,536,000
Vaxcyte, Inc. (a)	124,100	8,863,222
		16,713,545
Health Care Equipment & Supplies - 0.2%
Utah Medical Products, Inc.	50,000	3,960,500
Health Care Providers & Services - 2.7%
AdaptHealth Corp. (a)	943,400	6,811,348
AMN Healthcare Services, Inc. (a)	210,713	15,594,869
Owens & Minor, Inc. (a)	2,444,959	48,190,142
The Ensign Group, Inc.	1,276	144,469
		70,740,828
Pharmaceuticals - 0.3%
Arvinas Holding Co. LLC (a)	206,400	8,565,600
TOTAL HEALTH CARE		99,980,473
INDUSTRIALS - 26.0%
Aerospace & Defense - 0.7%
V2X, Inc. (a)	463,374	18,020,615
Building Products - 2.7%
Armstrong World Industries, Inc.	379,159	37,616,364
AZZ, Inc.	269,211	16,812,227
Tecnoglass, Inc. (b)	340,136	15,649,657
		70,078,248
Commercial Services & Supplies - 1.9%
The Brink's Co.	607,319	49,095,668
Construction & Engineering - 0.9%
EMCOR Group, Inc.	105,326	24,025,914
Electrical Equipment - 1.2%
Atkore, Inc.	131,000	19,981,430
Encore Wire Corp.	47,800	10,778,900
		30,760,330
Ground Transportation - 5.3%
TFI International, Inc.	391,800	51,509,946
TFI International, Inc. (Canada)	226,900	29,819,600
XPO, Inc. (a)	648,945	55,445,861
		136,775,407
Machinery - 0.0%
Timken Co.	16,200	1,326,942
Professional Services - 10.2%
ASGN, Inc. (a)	605,000	56,156,100
Concentrix Corp.	655,400	58,245,398
Genpact Ltd.	1,267,800	45,514,020
Kforce, Inc.	580,169	39,654,551
Maximus, Inc.	781,384	63,385,870
		262,955,939
Trading Companies & Distributors - 3.1%
Beacon Roofing Supply, Inc. (a)	712,500	59,059,125
Core & Main, Inc. (a)	445,600	18,407,736
DXP Enterprises, Inc. (a)	50,500	1,627,110
GMS, Inc. (a)	200	16,832
		79,110,803
TOTAL INDUSTRIALS		672,149,866
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 3.9%
Ciena Corp. (a)	1,178,500	62,460,500
Lumentum Holdings, Inc. (a)	712,006	39,117,610
		101,578,110
Electronic Equipment, Instruments & Components - 5.2%
ePlus, Inc. (a)	213,600	16,135,344
Insight Enterprises, Inc. (a)	546,482	100,957,081
TD SYNNEX Corp.	153,500	15,346,930
Vishay Precision Group, Inc. (a)	44,434	1,416,556
		133,855,911
Semiconductors & Semiconductor Equipment - 3.8%
Cirrus Logic, Inc. (a)	352,700	27,228,440
Diodes, Inc. (a)	188,300	12,676,356
Ichor Holdings Ltd. (a)	1,369,329	49,569,710
SMART Global Holdings, Inc. (a)	392,100	7,704,765
		97,179,271
Software - 2.5%
Rapid7, Inc. (a)	598,225	32,920,322
Tenable Holdings, Inc. (a)	684,100	32,221,110
		65,141,432
TOTAL INFORMATION TECHNOLOGY		397,754,724
MATERIALS - 5.3%
Chemicals - 2.9%
Olin Corp.	1,188,700	61,895,609
The Chemours Co. LLC	401,200	12,104,204
		73,999,813
Containers & Packaging - 1.8%
Graphic Packaging Holding Co.	1,781,900	45,456,269
Metals & Mining - 0.6%
ERO Copper Corp. (a)	1,080,100	16,911,083
TOTAL MATERIALS		136,367,165
REAL ESTATE - 2.0%
Real Estate Management & Development - 2.0%
Cushman & Wakefield PLC (a)	650,056	6,838,589
Jones Lang LaSalle, Inc. (a)	250,068	44,277,040
		51,115,629
UTILITIES - 1.6%
Gas Utilities - 1.6%
Brookfield Infrastructure Corp. A Shares (b)	1,185,100	41,490,351
TOTAL COMMON STOCKS (Cost $1,945,638,132)		2,470,290,314

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	109,392,911	109,414,790
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	29,198,028	29,200,948
TOTAL MONEY MARKET FUNDS (Cost $138,615,738)		138,615,738

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,084,253,870)	2,608,906,052
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(20,927,219)
NET ASSETS - 100.0%	2,587,978,833

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	136,491,806	566,584,531	593,661,547	1,960,577	-	-	109,414,790	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	201,076,847	456,745,802	628,621,701	95,368	-	-	29,200,948	0.1%
Total	337,568,653	1,023,330,333	1,222,283,248	2,055,945	-	-	138,615,738

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
America's Car Mart, Inc.	25,636,371	-	5,068,080	-	(1,226,065)	(3,123,444)	-
Ichor Holdings Ltd.	47,345,000	-	11,662,854	-	(3,934,400)	17,821,964	-
Mattr Corp. Class A	33,281,323	-	-	-	-	17,055,242	67,375,553
Total	106,262,694	-	16,730,934	-	(5,160,465)	31,753,762	67,375,553

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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